SEGMENTED INFORMATION - Reconciliation of FFO to Equity Accounted Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [abstract]
Consolidated equity accounted income	$ 1,003	$ 342	$ 1,347	$ 630
Non-FFO items from equity accounted investments	(379)	(283)	128	(616)
FFO from equity accounted investments	$ 624	$ 625	$ 1,219	$ 1,246